Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 10,211,000	$ 11,917,000
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	1,104,000	201,000
Loan discount accretion	(763,000)	27,000
Other purchase accounting accretion and amortization, net	(254,000)
Accretion and amortization of securities discounts and premiums, net	1,250,000	1,149,000
Depreciation	2,063,000	1,787,000
Amortization of intangible assets	600,000	48,000
(Gains) losses on securities available for sale	(97,000)	(116,000)
Share-based compensation expense	34,000	14,000
Increase (decrease) in unearned loan fees	109,000	6,000
(Gain) on sale of other real estate and repossessions and write-downs	(780,000)	(42,000)
(Gain) loss on sale of premises & equipment	168,000	173,000
(Increase) in bank-owned life insurance	(588,000)	(509,000)
Gain on sale of loans held for sale	(1,823,000)
Origination of loans held for sale	(69,576,000)
Proceeds from sale of loans held for sale	61,323,000
(Increase) decrease in other assets	573,000	271,000
Increase (decrease) in other liabilities	379,000	(9,000)
Net cash provided by operating activities	3,933,000	14,917,000
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of investment securities available for sale	(72,482,000)	(63,683,000)
Proceeds from maturities, calls, and paydowns of investment securities available for sale	73,313,000	50,422,000
Proceeds from sale of investment securities available for sale	65,513,000	11,268,000
Net loans to customers	(58,593,000)	2,390,000
Purchase of premises and equipment	(3,485,000)	(2,763,000)
Proceeds from sale of other real estate and repossessions	2,553,000	3,002,000
Proceeds from bank-owned life insurance	535,000
Redemption (purchase of) Federal Home Loan Bank stock	(831,000)	65,000
Proceeds from sale of premises and equipment	690,000	23,000
Net cash and cash equivalents paid in acquisition	(467,000)	(10,043,000)
Net cash (used in) provided by investing activities	6,746,000	(9,319,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Noninterest-bearing customer deposits	8,753,000	5,553,000
Interest-bearing customer deposits	10,633,000	(445,000)
Dividends paid for common stock	(2,692,000)	(1,688,000)
Repurchase of warrants		(3,175,000)
Net increase (decrease) in Federal Home Loan Bank advances	2,000,000	(3,500,000)
Net increase (decrease) in other borrowed money	14,563,000
Net cash (used in) provided by financing activities	33,257,000	(3,255,000)
Net increase in cash and cash equivalents	43,936,000	2,343,000
Cash and cash equivalents at beginning of period	60,156,000	57,813,000
Cash and cash equivalents at end of period	104,092,000	60,156,000
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the period for interest	12,245,000	8,197,000
Cash paid during the period for income taxes	2,000,000	2,695,000
NONCASH INVESTING AND FINANCING ACTIVITIES
Change in unrealized (gains) losses on securities available for sale	10,825,000	(2,149,000)
Acquisition of real estate through foreclosure	1,009,000	792,000
Change in goodwill due to acquisition	16,275,000	202,000
Initial recognition of operating lease right-of-use assets and lease liability	$ 676,000